Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 6.1%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (3-mo. CME Term SOFR
at 1.07% Floor + 1.33%), 6.66%,
04/20/33 ................. USD 250 $ 250,749
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor +
2.06%), 7.39%, 10/27/34 ....... 250 251,663
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%),
6.82%, 07/20/34 ............ 250 250,232
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 6.72%,
10/20/34 ................. 250 250,680
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 1.19% Floor + 1.45%), 6.78%,
10/15/30 ................. 129 129,248
Madison Park Funding XIX Ltd., Series
2015-19A, Class AR3, (3-mo.
CME Term SOFR at 1.60% Floor +
1.60%), 6.92%, 01/22/37 ....... 250 251,472
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class CR,
(3-mo. CME Term SOFR at 2.30%
Floor + 2.30%), 7.63%, 01/19/33 . 250 251,984
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
6.74%, 01/15/35 ............ 250 250,150
Pikes Peak CLO 8, Series 2021-8A,
Class B, (3-mo. CME Term SOFR
at 1.75% Floor + 2.01%), 7.34%,
07/20/34 ................. 250 251,612
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%),
6.81%, 08/16/34 ............ 250 250,150
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.84%,
10/25/34 ................. 250 249,985
2,637,925
Ireland — 0.3%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. CME Term SOFR
at 0.00% Floor + 1.36%), 6.71%,
07/25/51
(a) (b)
............... 105 103,991
United States — 5.1%
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL1,
Class A, (1-mo. CME Term SOFR
at 0.97% Floor + 1.08%), 6.41%,
12/15/35
(a) (b)
............... 36 35,972
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.50% Floor +
1.50%), 6.83%, 07/15/36
(a) (b)
.... 250 250,235
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
481 436,144
Security
Par (000)
Par (000) Value
United States (continued)
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a) (b)
............... USD 218 $ 190,021
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32
(a)
.. 100 99,077
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor +
0.47%), 5.82%, 03/25/46
(b)
..... 122 95,315
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 7.40%, 10/19/38
(a) (b)
100 100,075
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
CME Term SOFR at 1.70% Floor +
1.81%), 7.14%, 11/15/30
(a) (b)
.... 52 52,649
Navient Private Education Refi Loan
Trust, Series 2024-A, Class A,
5.66%, 10/15/72
(a)
........... 100 100,341
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(a) (c)
....... 152 149,480
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 486 432,151
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 7.72%, 10/25/39
(a) (b)
42 41,644
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(a) (c)
.... 90 90,461
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 29 28,428
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 66 63,786
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 30 30,395
2,196,174
Total Asset-Backed Securities — 11.5%
(Cost: $ 4,997,425 ) .............................. 4,938,090
Shares
Shares
Common Stocks
United States — 0.1%
Blackstone Mortgage Trust, Inc. , Class
A ...................... 1,198 20,869
Invitation Homes, Inc. ........... 307 11,018
31,887
Total Common Stocks — 0.1%
(Cost: $ 32,432 ) ................................ 31,887
Par (000)
Pa r (000)
Corporate Bonds
Belgium — 0.2%
KBC Group NV , (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b) (d)
.... EUR 100 100,583

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada — 0.4%
Algonquin Power & Utilities Corp. ,
5.37%
,
06/15/26
(c)
........... USD 30 $ 29,855
Canadian Pacific Railway Co. , 4.80%
,
08/01/45 ................. 15 13,493
Enbridge, Inc. , 5.70%
,
03/08/33 .... 41 41,322
Rogers Communications, Inc. , 5.30%
,
02/15/34 ................. 75 73,594
158,264
China — 0.1%
NXP BV
5.55% , 12/01/28 ............ 32 32,457
3.40% , 05/01/30 ............ 5 4,519
36,976
France — 1.7%
(d)
Banque Federative du Credit Mutuel SA
0.10% , 10/08/27 ............ EUR 100 95,813
4.13% , 09/18/30 ............ 200 219,922
BNP Paribas SA
(b)
(3-mo. EURIBOR + 0.80%), 0.38% ,
10/14/27 ............... 100 99,031
(3-mo. EURIBOR + 1.60%), 4.75% ,
11/13/32 ............... 100 111,746
Elis SA , 3.75%
,
03/21/30 ........ 100 105,281
Engie SA , 1.75%
,
03/27/28 ....... 100 100,425
732,218
Germany — 1.2%
Deutsche Bank AG , (1-day SOFR +
5.44%), 5.88%
,
07/08/31
(b)
..... USD 200 195,990
E.ON SE , 1.00%
,
10/07/25
(d)
...... EUR 100 103,749
Eurogrid GmbH , 3.92%
,
02/01/34
(d)
.. 100 106,718
Sartorius Finance BV , 4.50%
,
09/14/32
(d)
................ 100 110,045
516,502
Italy — 0.5%
(d)
Iren SpA , 1.95%
,
09/19/25 ....... 100 104,755
Snam SpA , 3.38%
,
02/19/28 ...... 100 106,121
210,876
Spain — 0.5%
(b)(d)
Banco de Sabadell SA , (1-Year EUR
Swap Annual + 1.60%), 4.00%
,
01/15/30 ................. 100 108,047
CaixaBank SA , (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26 ....... 100 102,139
210,186
Switzerland — 1.3%
UBS AG
4.75% , 08/09/24 ............ USD 250 249,689
0.45% , 05/19/25
(d)
........... EUR 100 104,105
0.01% , 06/29/26
(d)
........... 200 200,541
554,335
United Kingdom — 0.5%
National Grid plc , 0.25%
,
09/01/28
(d)
. 100 93,266
RELX Capital, Inc. , 3.00%
,
05/22/30 . USD 13 11,663
SSE plc , 0.88%
,
09/06/25
(d)
....... EUR 100 103,693
208,622
United States — 28.2%
AbbVie, Inc.
5.05% , 03/15/34 ............ USD 121 120,646
4.55% , 03/15/35 ............ 59 55,965
Security
Par (000)
Par (000) Value
United States (continued)
4.70% , 05/14/45 ............ USD 31 $ 28,002
5.40% , 03/15/54 ............ 15 14,832
AEP Texas, Inc.
3.95% , 06/01/28 ............ 51 48,436
5.25% , 05/15/52 ............ 22 19,648
Agilent Technologies, Inc. , 3.05%
,
09/22/26 ................. 37 35,197
American International Group, Inc. ,
4.75%
,
04/01/48 ............ 8 7,049
American Tower Corp.
3.80% , 08/15/29 ............ 355 329,968
2.10% , 06/15/30 ............ 30 25,136
Amgen, Inc.
4.05% , 08/18/29 ............ 18 17,217
5.25% , 03/02/30 ............ 202 203,482
4.40% , 02/22/62 ............ 30 23,823
5.75% , 03/02/63 ............ 66 64,629
AT&T, Inc.
5.25% , 03/01/37 ............ 4 3,885
4.75% , 05/15/46 ............ 59 51,028
4.50% , 03/09/48 ............ 64 52,768
3.50% , 09/15/53 ............ 20 13,577
3.80% , 12/01/57 ............ 30 20,959
3.65% , 09/15/59 ............ 134 89,863
Baltimore Gas & Electric Co.
3.50% , 08/15/46 ............ 14 10,096
5.40% , 06/01/53 ............ 31 29,572
Bank of America Corp.
(b)
(1-day SOFR + 1.99%), 6.20% ,
11/10/28 ............... 50 51,491
(1-day SOFR + 1.57%), 5.82% ,
09/15/29 ............... 57 58,193
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... 38 32,845
Series N , (1-day SOFR + 1.22%),
2.65% , 03/11/32 .......... 45 38,077
(1-day SOFR + 1.32%), 2.69% ,
04/22/32 ............... 25 21,128
(1-day SOFR + 1.33%), 2.97% ,
02/04/33 ............... 6 5,078
(1-day SOFR + 1.84%), 5.87% ,
09/15/34 ............... 64 65,837
(1-day SOFR + 1.65%), 5.47% ,
01/23/35 ............... 79 78,920
(3-mo. CME Term SOFR + 3.41%),
4.08% , 03/20/51 .......... 34 27,154
Becton Dickinson & Co. , 4.67%
,
06/06/47 ................. 12 10,460
Berry Global, Inc. , 1.65%
,
01/15/27 .. 101 91,981
Blackstone Secured Lending Fund ,
5.88%
,
11/15/27 ............ 11 10,920
Bristol-Myers Squibb Co.
5.10% , 02/22/31 ............ 15 15,057
6.25% , 11/15/53 ............ 11 11,815
Broadcom, Inc.
4.30% , 11/15/32 ............ 30 28,040
2.60% , 02/15/33
(a)
........... 145 117,509
3.42% , 04/15/33
(a)
........... 38 32,762
Burlington Northern Santa Fe LLC
5.40% , 06/01/41 ............ 15 14,797
3.30% , 09/15/51 ............ 18 12,521
5.20% , 04/15/54 ............ 47 45,024
5.50% , 03/15/55 ............ 10 10,018
Cameron LNG LLC , 3.30%
,
01/15/35
(a)
209 172,096

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CenterPoint Energy Houston Electric
LLC
Series AE , 2.35% , 04/01/31 ..... USD 10 $ 8,419
Series AF , 3.35% , 04/01/51 ..... 15 10,396
Charter Communications Operating
LLC , 4.80%
,
03/01/50 ......... 94 68,957
Citigroup, Inc.
(b)
(1-day SOFR + 1.28%), 3.07% ,
02/24/28 ............... 22 20,762
(3-mo. CME Term SOFR + 1.41%),
3.52% , 10/27/28 .......... 5 4,726
(1-day SOFR + 1.36%), 5.17% ,
02/13/30 ............... 10 9,942
(1-day SOFR + 1.18%), 2.52% ,
11/03/32 ............... 85 69,838
(1-day SOFR + 2.09%), 4.91% ,
05/24/33 ............... 39 37,450
(1-day SOFR + 2.34%), 6.27% ,
11/17/33 ............... 19 19,899
(1-day SOFR + 1.45%), 5.45% ,
06/11/35 ............... 70 69,452
CNH Industrial Capital LLC
3.95% , 05/23/25 ............ 350 344,786
5.45% , 10/14/25 ............ 71 70,937
Comcast Corp.
4.65% , 02/15/33 ............ 30 28,963
2.94% , 11/01/56 ............ 37 22,319
2.99% , 11/01/63 ............ 41 24,062
5.50% , 05/15/64 ............ 12 11,546
Crown Castle, Inc.
3.10% , 11/15/29 ............ 321 286,569
2.25% , 01/15/31 ............ 25 20,560
CVS Health Corp.
4.78% , 03/25/38 ............ 43 38,391
5.05% , 03/25/48 ............ 18 15,509
Dell International LLC , 4.90%
,
10/01/26 92 91,100
Edison International
5.75% , 06/15/27 ............ 58 58,508
5.25% , 11/15/28 ............ 30 29,737
6.95% , 11/15/29 ............ 46 48,907
Elevance Health, Inc.
4.55% , 03/01/48 ............ 29 24,661
5.13% , 02/15/53 ............ 5 4,599
Equinix, Inc.
3.20% , 11/18/29 ............ 294 264,899
2.15% , 07/15/30 ............ 6 5,030
3.90% , 04/15/32 ............ 70 63,650
Eversource Energy , 5.45%
,
03/01/28 55 55,162
Extra Space Storage LP
5.50% , 07/01/30 ............ 10 10,076
2.35% , 03/15/32 ............ 2 1,593
FactSet Research Systems, Inc. ,
3.45%
,
03/01/32 ............ 10 8,712
FirstEnergy Transmission LLC , 4.55%
,
04/01/49
(a)
................ 111 91,739
Florida Power & Light Co. , 5.60%
,
06/15/54 ................. 15 15,152
Ford Motor Credit Co. LLC , 6.05%
,
03/05/31 ................. 200 200,223
Gartner, Inc.
(a)
4.50% , 07/01/28 ............ 93 89,631
3.75% , 10/01/30 ............ 175 156,947
GATX Corp. , 6.05%
,
06/05/54 ..... 5 5,007
General Motors Financial Co., Inc.
2.75% , 06/20/25 ............ 80 77,759
Security
Par (000)
Par (000) Value
United States (continued)
5.75% , 02/08/31 ............ USD 48 $ 48,128
5.60% , 06/18/31 ............ 15 14,888
6.40% , 01/09/33 ............ 8 8,303
6.10% , 01/07/34 ............ 11 11,119
5.95% , 04/04/34 ............ 29 29,025
Gilead Sciences, Inc.
1.65% , 10/01/30 ............ 40 32,960
4.00% , 09/01/36 ............ 14 12,346
2.60% , 10/01/40 ............ 25 17,230
4.80% , 04/01/44 ............ 58 52,315
Global Payments, Inc.
5.30% , 08/15/29 ............ 14 13,903
2.90% , 05/15/30 ............ 16 13,929
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.11%), 2.64% ,
02/24/28
(b)
.............. 4 3,731
(1-day SOFR + 1.85%), 3.62% ,
03/15/28
(b)
.............. 4 3,825
(1-day SOFR + 1.73%), 4.48% ,
08/23/28
(b)
.............. 25 24,433
(3-mo. CME Term SOFR + 1.42%),
3.81% , 04/23/29
(b)
......... 96 91,088
3.80% , 03/15/30 ............ 96 89,753
(1-day SOFR + 1.27%), 5.73% ,
04/25/30
(b)
.............. 70 71,243
(1-day SOFR + 1.25%), 2.38% ,
07/21/32
(b)
.............. 51 41,883
(1-day SOFR + 1.26%), 2.65% ,
10/21/32
(b)
.............. 108 89,783
(1-day SOFR + 1.95%), 6.56% ,
10/24/34
(b)
.............. 70 75,256
(1-day SOFR + 1.55%), 5.85% ,
04/25/35
(b)
.............. 51 52,241
HCA, Inc.
3.50% , 09/01/30 ............ 184 165,975
5.45% , 04/01/31 ............ 148 147,894
5.50% , 06/15/47 ............ 35 32,356
Hewlett Packard Enterprise Co.
5.90% , 10/01/24 ............ 130 129,984
5.25% , 07/01/28 ............ 5 5,029
Home Depot, Inc. (The)
5.30% , 06/25/54 ............ 5 4,882
5.40% , 06/25/64 ............ 5 4,873
Humana, Inc. , 5.50%
,
03/15/53 .... 15 13,928
Ingersoll Rand, Inc. , 5.31%
,
06/15/31 4 4,021
Invitation Homes Operating Partnership
LP
5.45% , 08/15/30 ............ 5 5,009
2.00% , 08/15/31 ............ 2 1,588
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.33%), 6.07% ,
10/22/27 ............... 53 53,927
(3-mo. CME Term SOFR + 1.52%),
4.20% , 07/23/29 .......... 4 3,850
(1-day SOFR + 1.31%), 5.01% ,
01/23/30 ............... 71 70,456
(3-mo. CME Term SOFR + 1.51%),
2.74% , 10/15/30 .......... 33 29,198
(3-mo. CME Term SOFR + 3.79%),
4.49% , 03/24/31 .......... 136 130,999
(1-day SOFR + 1.81%), 6.25% ,
10/23/34 ............... 44 46,667
(1-day SOFR + 1.62%), 5.34% ,
01/23/35 ............... 15 14,910

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.49%), 5.77% ,
04/22/35 ............... USD 30 $ 30,780
Juniper Networks, Inc. , 3.75%
,
08/15/29 ................. 16 14,875
KLA Corp.
3.30% , 03/01/50 ............ 48 33,794
4.95% , 07/15/52 ............ 6 5,575
Lowe's Cos., Inc.
2.63% , 04/01/31 ............ 113 96,402
3.75% , 04/01/32 ............ 22 19,974
2.80% , 09/15/41 ............ 72 49,414
5.63% , 04/15/53 ............ 22 21,302
Marriott International, Inc. , 5.30%
,
05/15/34 ................. 81 79,528
Marsh & McLennan Cos., Inc. , 5.45%
,
03/15/53 ................. 11 10,701
Meta Platforms, Inc.
4.65% , 08/15/62 ............ 13 11,205
5.75% , 05/15/63 ............ 104 106,856
MidAmerican Energy Co. , 5.85%
,
09/15/54 ................. 109 111,617
Moody's Corp. , 3.25%
,
01/15/28 .... 39 36,881
Morgan Stanley
(b)
(1-day SOFR + 0.88%), 1.59% ,
05/04/27 ............... 319 297,391
(1-day SOFR + 1.01%), 5.65% ,
04/13/28 ............... 75 75,743
(1-day SOFR + 1.63%), 5.45% ,
07/20/29 ............... 167 168,030
(1-day SOFR + 1.83%), 6.41% ,
11/01/29 ............... 89 92,859
(1-day SOFR + 3.12%), 3.62% ,
04/01/31 ............... 187 171,594
(1-day SOFR + 1.58%), 5.83% ,
04/19/35 ............... 101 103,533
Motorola Solutions, Inc. , 5.60%
,
06/01/32 ................. 18 18,201
MSCI, Inc. , 4.00%
,
11/15/29
(a)
..... 223 208,357
MSD Netherlands Capital BV , 3.50%
,
05/30/37 ................. EUR 100 105,502
National Grid North America, Inc. ,
4.67%
,
09/12/33
(d)
........... 100 111,289
Newmont Corp.
2.80% , 10/01/29 ............ USD 21 18,852
3.25% , 05/13/30
(a)
........... 100 90,299
NNN REIT, Inc. , 3.50%
,
04/15/51 ... 6 4,160
Norfolk Southern Corp.
4.15% , 02/28/48 ............ 33 26,195
5.35% , 08/01/54 ............ 57 54,351
Northern States Power Co.
4.50% , 06/01/52 ............ 10 8,446
5.40% , 03/15/54 ............ 8 7,708
Ohio Power Co.
Series P , 2.60% , 04/01/30 ...... 5 4,355
Series Q , 1.63% , 01/15/31 ..... 20 15,969
5.00% , 06/01/33 ............ 13 12,521
Series R , 2.90% , 10/01/51 ..... 37 22,612
Omnicom Group, Inc. , 3.60%
,
04/15/26 82 79,315
ONE Gas, Inc. , 5.10%
,
04/01/29 .... 19 19,050
Oracle Corp.
3.60% , 04/01/40 ............ 84 64,564
4.00% , 07/15/46 ............ 45 34,318
4.00% , 11/15/47 ............ 4 3,028
3.60% , 04/01/50 ............ 38 26,595
5.55% , 02/06/53 ............ 12 11,354
Security
Par (000)
Par (000) Value
United States (continued)
4.38% , 05/15/55 ............ USD 11 $ 8,585
3.85% , 04/01/60 ............ 60 41,233
Otis Worldwide Corp. , 5.25%
,
08/16/28 62 62,332
Owens Corning , 3.95%
,
08/15/29 ... 33 31,201
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 45 37,180
3.50% , 08/01/50 ............ 123 80,271
6.75% , 01/15/53 ............ 11 11,417
Paramount Global
5.85% , 09/01/43 ............ 9 7,078
5.25% , 04/01/44 ............ 5 3,641
4.90% , 08/15/44 ............ 3 2,086
4.60% , 01/15/45 ............ 2 1,335
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62
(b)
... 3 2,650
PECO Energy Co.
3.90% , 03/01/48 ............ 7 5,441
2.85% , 09/15/51 ............ 29 17,920
4.60% , 05/15/52 ............ 26 22,358
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ............ 52 50,664
5.30% , 05/19/53 ............ 46 44,368
Piedmont Natural Gas Co., Inc. , 2.50%
,
03/15/31 ................. 11 9,235
Public Service Co. of New Hampshire ,
5.15%
,
01/15/53 ............ 7 6,549
Public Service Electric & Gas Co.
3.70% , 05/01/28 ............ 63 60,324
5.45% , 08/01/53 ............ 5 4,923
Republic Services, Inc. , 3.95%
,
05/15/28 ................. 7 6,729
RPM International, Inc. , 2.95%
,
01/15/32 ................. 5 4,183
Ryder System, Inc. , 4.30%
,
06/15/27 9 8,783
San Diego Gas & Electric Co.
4.15% , 05/15/48 ............ 6 4,831
5.35% , 04/01/53 ............ 8 7,560
Solventum Corp.
(a)
5.45% , 02/25/27 ............ 21 20,980
6.00% , 05/15/64 ............ 33 31,300
Southern California Edison Co.
5.30% , 03/01/28 ............ 73 73,129
5.65% , 10/01/28 ............ 10 10,168
Series A , 4.20% , 03/01/29 ...... 14 13,396
2.85% , 08/01/29 ............ 18 16,160
2.25% , 06/01/30 ............ 82 69,533
5.45% , 06/01/31 ............ 46 46,329
5.95% , 11/01/32 ............ 75 77,504
Spire Missouri, Inc. , 3.30%
,
06/01/51 6 3,966
Sprint LLC
7.63% , 02/15/25 ............ 561 564,517
7.63% , 03/01/26 ............ 368 378,149
Texas Instruments, Inc.
4.15% , 05/15/48 ............ 5 4,146
5.00% , 03/14/53 ............ 12 11,257
Thermo Fisher Scientific, Inc. , 4.95%
,
11/21/32 .................. 25 24,776
T-Mobile USA, Inc.
4.75% , 02/01/28 ............ 576 567,206
3.88% , 04/15/30 ............ 11 10,283
3.50% , 04/15/31 ............ 15 13,476
5.20% , 01/15/33 ............ 41 40,563
5.05% , 07/15/33 ............ 56 54,785
Union Electric Co. , 2.63%
,
03/15/51 . 15 8,942

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Union Pacific Corp.
3.84% , 03/20/60 ............ USD 8 $ 5,874
3.55% , 05/20/61 ............ 40 27,528
UnitedHealth Group, Inc.
4.25% , 04/15/47 ............ 48 39,937
5.88% , 02/15/53 ............ 4 4,154
6.05% , 02/15/63 ............ 20 21,046
5.50% , 04/15/64 ............ 5 4,841
Verizon Communications, Inc.
2.55% , 03/21/31 ............ 50 42,480
2.36% , 03/15/32 ............ 200 163,495
5.05% , 05/09/33 ............ 131 129,149
5.25% , 03/16/37 ............ 20 19,757
Waste Management, Inc.
4.15% , 04/15/32 ............ 39 36,734
4.88% , 02/15/34 ............ 11 10,783
Wells Fargo & Co.
(b)
(1-day SOFR + 1.99%), 5.56% ,
07/25/34 ............... 81 80,940
(1-day SOFR + 1.78%), 5.50% ,
01/23/35 ............... 75 74,737
(1-day SOFR + 2.13%), 4.61% ,
04/25/53 ............... 27 23,076
WFCM , 0.00%
,
07/11/43
(a) (b)
....... —
(e)
—
12,120,072
Total Corporate Bonds — 34.6%
(Cost: $ 15,137,451 ) .............................. 14,848,634
Foreign Agency Obligations
France — 0.2%
Electricite de France SA , 3.75%
,
06/05/27
(d)
................ EUR 100 107,488
Italy — 0.2%
ACEA SpA , 0.00%
,
09/28/25
(d)
..... 100 102,279
Supranational — 0.7%
European Union
(d)
2.50% , 10/04/52 ............ 170 149,649
Series NGEU , 3.00% , 03/04/53 .. 137 133,160
282,809
Total Foreign Agency Obligations — 1.1%
(Cost: $ 491,954 ) ................................ 492,576
Foreign Government Obligations
Belgium — 0.4%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (d)
............... 180 181,373
Brazil — 0.8%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL —
(e)
49,782
10.00% , 01/01/35 ........... 2 281,124
Notas do Tesouro Nacional , 10.00%
,
01/01/33 ................. —
(e)
31,610
362,516
France — 0.2%
French Republic , 3.00%
,
05/25/54
(a) (d)
EUR 93 86,663
Security
Par (000)
Par (000) Value
Japan — 0.3%
Japan Government Bond , 1.80%
,
03/20/54 ................. JPY 18,700 $ 107,084
Mexico — 1.0%
United Mexican States
8.50% , 03/01/29 ............ MXN 10 51,436
8.50% , 05/31/29 ............ 20 103,029
2.66% , 05/24/31 ............ USD 200 164,500
7.75% , 11/23/34 ............ MXN 27 126,971
445,936
Panama — 0.4%
Republic of Panama , 3.88%
,
03/17/28 USD 200 184,700
Peru — 0.1%
Republic of Peru , 3.55%
,
03/10/51 .. 35 24,784
United Kingdom — 0.2%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(d)
................ GBP 55 66,279
Uruguay — 0.1%
Oriental Republic of Uruguay , 5.10%
,
06/18/50 ................. USD 25 23,594
Total Foreign Government Obligations — 3.5%
(Cost: $ 1,636,770 ) .............................. 1,482,929
Municipal Bonds
California - 0 .3%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 7.04% , 04/01/50 ......... 20 23,587
Los Angeles Community College
District , Series 2010E , GO ,
6.60% , 08/01/42 ............ 5 5,552
State of California , Series 2018 , GO ,
4.60% , 04/01/38 ............ 70 65,636
University of California , Series 2012AD ,
RB , 4.86% , 05/15/2112 ........ 15 13,092
107,867
Illinois - 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ............ 38 36,956
New Jersey - 0 .0%
New Jersey Turnpike Authority , Series
2009F , RB , 7.41% , 01/01/40 .... 8 9,368
New York - 0 .1%
Metropolitan Transportation Authority
Series 2009A-1 , RB ,
5.87% , 11/15/39 .......... 10 10,303
Series 2010A , RB , 6.67% , 11/15/39 10 10,787
New York City Municipal Water Finance
Authority , Series 2010EE , RB ,
6.01% , 06/15/42 ............ 5 5,200
Port Authority of New York & New
Jersey , Series 2011-168 , RB ,
4.93% , 10/01/51 ............ 15 14,281
40,571
Ohio - 0 .0%
American Municipal Power, Inc. , Series
2010A , RB , 8.08% , 02/15/50 .... 10 13,033

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas - 0 .0%
City of San Antonio Electric & Gas
Systems , Series 2010A , RB ,
5.81% , 02/01/41 ............ USD 10 $ 10,224
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ............ 15 15,465
25,689
Total Municipal Bonds — 0.5%
(Cost: $ 293,843 ) ................................ 233,484
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .2%
United States — 1.2%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 5.88%, 07/25/46 16 14,034
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR at 0.46%
Floor + 0.57%), 5.92%, 11/25/36 189 159,111
AOMT, Series 2024-6, Class A3,
4.65%, 11/25/67
(a) (c)
.......... 50 47,523
Impac Secured Assets Trust, Series
2006-2, Class 1A2B, (1-mo. CME
Term SOFR at 0.34% Floor and
11.50% Cap + 0.45%), 5.80%,
08/25/36
(b)
................ 93 94,277
PGA National Resort Commercial
Mortgage Trust,   (1-mo. SOFR
FWD + 1.89%), 7.22%, 06/15/39
(a) (b)
10 9,975
RFMSI Trust, Series 2007-SA4, Class
3A1, 5.54%, 10/25/37
(b)
........ 120 71,846
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a) (c)
100 99,900
496,666
Commercial Mortgage-Backed Securities — 5 .4%
Cayman Islands — 0.3%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.22% Floor + 4.22%), 9.55%,
12/15/34
(a) (b)
............... 125 117,992
United States — 5.1%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 241,177
ARES Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 7.01%, 07/15/41
(a) (b)
.... 22 21,952
BANK, Series 2022-BNK41, Class A4,
3.92%, 04/15/65
(b)
........... 80 72,276
BANK5 Trust, Series 2024-5YR6, Class
A3, 6.23%, 05/15/57 ......... 18 18,597
BBCMS Mortgage Trust, Series 2018-
TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%),
6.50%, 03/15/37
(a) (b)
.......... 25 22,751
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 8.72%, 06/15/41
(a) (b)
10 9,925
Security
Par (000)
Par (000) Value
United States (continued)
BSST Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. CME Term
SOFR at 0.75% Floor + 0.86%),
6.19%, 04/15/36
(a) (b)
.......... USD 29 $ 28,564
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.37%, 10/15/37 ... 111 110,462
Series 2022-CSMO, Class B, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.47%, 06/15/27 ... 40 40,062
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 6.34%, 02/15/39 ... 47 46,910
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.87%, 05/15/34 ... 104 104,064
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.97%, 05/15/41 ... 100 99,750
BX Trust
(a)(b)
Series 2021-ARIA, Class B, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.41%), 6.74%, 10/15/36 ... 20 19,712
Series 2021-ARIA, Class C, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.76%), 7.09%, 10/15/36 ... 20 19,650
Series 2021-MFM1, Class C, (1-mo.
CME Term SOFR at 1.20% Floor
+ 1.31%), 6.64%, 01/15/34 ... 11 11,329
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 6.82%, 04/15/37 ... 44 44,329
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 6.81%, 07/15/29 ... 30 29,962
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 8.21%, 07/15/29 ... 10 9,950
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 9.26%, 07/15/29 ... 30 29,738
BXP Trust, Series 2017-GM, Class D,
3.54%, 06/13/39
(a) (b)
.......... 45 40,090
Cold Storage Trust, Series 2020-ICE5,
Class D, (1-mo. CME Term SOFR
at 2.10% Floor + 2.21%), 7.54%,
11/15/37
(a) (b)
............... 20 19,586
Commercial Mortgage Trust
(a)(b)
Series 2013-300P, Class D, 4.54%,
08/10/30 ............... 25 20,246
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 7.14%, 06/15/41 ... 11 10,963
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 7.89%, 06/15/41 ... 10 9,967
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 9.79%, 06/15/41 ... 10 9,967
ELM Trust, Series 2024-ELM, Class
E10, 7.79%, 06/10/39
(a) (b)
...... 20 20,011
Grace Trust, Series 2020-GRCE, Class
D, 2.77%, 12/10/40
(a) (b)
........ 250 189,649

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 7.02%, 05/15/41
(a) (b)
.... USD 100 $ 99,938
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 6.97%, 06/15/41
(a) (b)
.... 10 9,950
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
CME Term SOFR at 1.70% Floor
+ 2.06%), 7.39%, 04/15/38 ... 250 247,659
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.51%, 09/15/39 ... 10 10,009
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 6.94%, 06/15/39 ... 10 9,962
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 8.51%, 06/15/39 ... 10 9,950
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 9.77%, 06/15/26
(a) (b)
10 9,974
MCR Mortgage Trust
(a)
Series 2024-HTL, Class C, (1-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 8.44%, 02/15/37
(b)
.. 43 43,177
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 13 12,976
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 10 9,963
Morgan Stanley Capital I Trust, Series
2017-ASHF, Class G, (1-mo. CME
Term SOFR at 6.90% Floor +
7.20%), 12.53%, 11/15/34
(a) (b)
.... 10 9,867
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.39%, 01/15/36 ... 21 20,431
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 6.69%, 01/15/36 ... 20 19,065
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.99%, 02/12/41
(a) (b)
40 27,598
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a) (b)
.......... 424 325,315
Wells Fargo Commercial Mortgage
Trust
Series 2015-C26, Class AS, 3.58%,
02/15/48 ............... 20 19,596
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(a)
.............. 10 10,100
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(a)
.............. 10 10,000
2,207,169
Interest Only Commercial Mortgage-Backed Securities — 0 .0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.95%, 06/15/56
(b)
.... 199 9,922
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(a)
37 757
Security
Par (000)
Par (000) Value
United States (continued)
Wells Fargo Commercial Mortgage
Trust, Series 2024-BPRC, Class X,
0.31%, 07/15/43
(a) (b)
.......... USD 78 $ 758
11,437
Total Non-Agency Mortgage-Backed Securities — 6.6%
(Cost: $ 3,006,385 ) .............................. 2,833,264
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Variable Rate Notes , Series 2018-
W5FX , Class CFX , (1-mo. LIBOR
USD + 0.00%), 3.79% , 04/25/28
(a) (b)
50 43,311
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage
Association , Series 437 , Class C11 ,
3.00% , 07/25/52 ............ 94 16,705
Government National Mortgage
Association
Series 2021-58 , Class IY ,
3.00% , 02/20/51 ........ 67 10,479
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 70 10,991
Series 2021-97 , Class LI ,
3.00% , 08/20/50 ........ 60 9,395
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 146 23,395
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 77 12,095
83,060
Mortgage-Backed Securities — 39.0%
Federal National Mortgage Association
5.81% , 06/01/31 .......... 13 13,232
3.00% , 12/01/50 .......... 607 528,797
Government National Mortgage
Association
2.00% , 08/20/50 - 11/20/50 ... 101 82,101
2.50% , 10/20/51 - 12/20/51 ... 85 71,701
3.00% , 03/20/52 .......... 275 239,221
3.50% , 03/20/52 .......... 59 53,140
4.00% , 03/20/52 .......... 14 12,722
2.00% , 07/15/54
(f)
......... 452 365,489
2.50% , 07/15/54
(f)
......... 482 405,125
3.00% , 07/15/54
(f)
......... 142 123,445
3.50% , 07/15/54
(f)
......... 2,092 1,877,954
4.00% , 07/15/54
(f)
......... 197 181,571
5.00% , 07/15/54
(f)
......... 179 174,284
5.50% , 07/15/54
(f)
......... 478 474,224
6.00% , 07/15/54
(f)
......... 131 131,544
6.50% , 07/15/54
(f)
......... 98 99,396
Uniform Mortgage-Backed Securities
1.50% , 07/25/39 - 07/25/54
(f)
.. 627 500,242
2.00% , 07/25/39 - 07/25/54
(f)
.. 465 408,353
2.50% , 07/25/39
(f)
......... 178 160,701
3.00% , 07/25/39 - 07/25/54
(f)
.. 259 228,259
3.50% , 07/25/39
(f)
......... 39 36,872
4.00% , 07/25/39
(f)
......... 19 18,267
4.50% , 07/25/39 - 07/25/54
(f)
.. 645 609,456
4.00% , 04/01/47 - 06/01/52 ... 1,329 1,227,978
4.50% , 06/01/50 .......... 198 189,220
2.00% , 10/01/51 - 11/01/51 ... 2,594 2,036,897
2.50% , 11/01/51 - 12/01/51 ... 2,878 2,366,957

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00% , 11/01/51 .......... USD 245 $ 212,775
3.50% , 11/01/51 .......... 909 826,865
5.00% , 04/01/53 - 10/01/53 ... 699 675,572
5.50% , 09/01/53 .......... 293 289,018
6.00% , 09/01/53 - 01/01/54 ... 349 351,041
6.50% , 10/01/53 - 01/01/54 ... 336 343,696
7.50% , 12/01/53 - 01/01/54 ... 19 20,311
7.00% , 01/01/54 .......... 11 11,442
5.00% , 07/25/54
(f)
......... 566 547,153
5.50% , 07/25/54
(f)
......... 503 496,064
6.00% , 07/25/54
(f)
......... 11 11,031
6.50% , 07/25/54
(f)
......... 14 14,248
7.00% , 07/25/54
(f)
......... 353 363,052
16,779,416
Total U.S. Government Sponsored Agency Securities
—
39 .3%
(Cost: $ 18,200,739 ) .............................. 16,905,787
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 08/15/39 - 02/15/44 ..... 250 248,819
1.13% , 05/15/40 - 08/15/40 ..... 280 171,396
4.38% , 05/15/40 - 05/15/41 ..... 92 90,315
1.38% , 11/15/40 ............ 140 88,337
4.25% , 11/15/40 - 02/15/54 ..... 127 122,915
1.88% , 02/15/41 - 11/15/51 ..... 182 116,392
4.75% , 02/15/41 - 11/15/43 ..... 79 80,278
1.75% , 08/15/41 ............ 140 92,509
2.00% , 11/15/41 - 08/15/51 ..... 173 114,580
3.00% , 05/15/42 - 08/15/52 ..... 597 458,091
4.00% , 11/15/42 - 11/15/52 ..... 142 130,071
3.88% , 02/15/43 ............ 495 447,072
3.63% , 08/15/43 - 05/15/53 ..... 150 128,565
3.75% , 11/15/43 ............ 75 66,287
2.75% , 11/15/47 ............ 198 143,952
2.88% , 05/15/49 - 05/15/52 ..... 233 171,276
2.25% , 08/15/49 - 02/15/52 ..... 145 93,108
1.63% , 11/15/50 ............ 20 10,731
2.38% , 05/15/51 ............ 35 22,985
4.13% , 08/15/53 ............ 22 20,300
4.63% , 05/15/54 ............ 55 55,765
U.S. Treasury Notes
2.88% , 06/15/25 - 04/30/29 ..... 192 186,537
5.00% , 08/31/25 - 09/30/25 ..... 187 186,886
3.50% , 09/15/25 - 01/31/28 ..... 154 151,200
4.88% , 11/30/25 - 10/31/30 ..... 109 108,965
4.63% , 02/28/26 - 05/31/31 ..... 675 676,570
0.88% , 06/30/26 - 09/30/26 ..... 217 200,885
0.63% , 07/31/26 ............ 52 47,836
1.13% , 10/31/26 ............ 42 38,760
1.63% , 11/30/26 - 05/15/31 ..... 234 205,098
4.38% , 12/15/26 - 05/15/34 ..... 17 16,999
1.50% , 01/31/27 ............ 5 4,627
4.13% , 02/15/27 - 11/15/32 ..... 74 73,119
1.88% , 02/28/27 - 02/28/29 ..... 149 138,888
0.50% , 04/30/27 - 05/31/27 ..... 281 250,703
2.75% , 04/30/27 - 08/15/32 ..... 613 554,333
0.38% , 09/30/27 ............ 66 57,863
1.25% , 03/31/28 - 08/15/31 ..... 703 601,202
3.63% , 03/31/28 ............ 134 130,328
4.00% , 06/30/28 - 02/15/34 ..... 321 311,858
1.75% , 01/31/29 ............ 8 7,133
4.25% , 02/28/29 ............ 1 996
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.38% , 05/15/33 ............ USD 7 $ 6,487
Total U.S. Treasury Obligations — 15.9%
(Cost: $ 7,324,382 ) .............................. 6,831,017
Total Long-Term Investments — 113 .1%
(Cost: $ 51,121,381 ) .............................. 48,597,668
Shares
Shares
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.19%
(g) (h)
.... 1,162,281 1,162,281
Total Short-Term Securities — 2 .7%
(Cost: $ 1,162,281 ) .............................. 1,162,281
Total Options Purchased — 0 .1%
(Cost: $ 62,457 ) ................................ 46,669
Total Investments Before Options Written and TBA Sale
Commitments — 115.9%
(Cost: $ 52,346,119 ) .............................. 49,806,618
Total Options Written — ( 0 .2 ) %
(Premiums Received — $ (83,934) ) ................... (70,834)
Par (000)
Pa r (000)
TBA Sale Commitments
(f)
Government National Mortgage
Association
4.50% , 07/15/54 ............ (247) (234,803)
5.50% , 07/15/54 ............ (289) (286,717)
Uniform Mortgage-Backed Securities
1.50% , 07/25/39 - 07/25/54 ..... (7) (5,656)
2.00% , 07/25/39 - 07/25/54 ..... (245) (192,159)
3.00% , 07/25/39 - 07/25/54 ..... (3) (2,700)
3.50% , 07/25/39 - 07/25/54 ..... (1,165) (1,031,146)
2.50% , 07/25/54 ............ (1,135) (926,747)
4.00% , 07/25/54 ............ (717) (656,301)
5.50% , 07/25/54 ............ (1,009) (995,205)
6.50% , 07/25/54 ............ (376) (382,770)
Total TBA Sale Commitments — ( 11 .0 ) %
(Proceeds: $ (4,718,636) ) .......................... (4,714,204)
Total Investments Net of Options Written and TBA Sale
Commitments — 104 .7%
(Cost: $ 47,543,549 ) .............................. 45,021,580
Liabilities in Excess of Other Assets — (4.7) % ............ (2,040,676)
Net Assets — 100.0% .............................. $ 42,980,904

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Rounds to less than 1,000.
(f)
Represents or includes a TBA transaction.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,232,587 $ — $ (1,070,306)
(a)
$ — $ — $ 1,162,281 1,162,281 $ 54,005 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 9 09/19/24 $ 989 $ (833)
U.S. Treasury 10-Year Ultra Note ............................................... 1 09/19/24 113 (16)
U.S. Treasury Long Bond ..................................................... 4 09/19/24 472 (2,122)
U.S. Treasury Ultra Bond ..................................................... 5 09/19/24 623 2,224
U.S. Treasury 2-Year Note .................................................... 24 09/30/24 4,901 (4,464)
U.S. Treasury 5-Year Note .................................................... 43 09/30/24 4,580 9,750
4,539
Short Contracts
Euro-Bobl ............................................................... 5 09/06/24 624 (6,642)
Euro-Bund .............................................................. 5 09/06/24 705 (11,329)
Euro-Schatz ............................................................. 5 09/06/24 566 (2,667)
Canada 10-Year Bond ....................................................... 4 09/18/24 351 2,342
(18,296)
$ (13,757)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 334,018 BRL 1,824,107 Barclays Bank plc 09/18/24 $ 10,610
USD 68,493 BRL 374,000 Goldman Sachs International 09/18/24 2,184
USD 12,922 EUR 12,000 Barclays Bank plc 09/18/24 21
USD 2,585,972 EUR 2,402,000 BNP Paribas SA 09/18/24 3,654
USD 391,624 EUR 360,700 JPMorgan Chase Bank NA 09/18/24 3,846
USD 21,511 EUR 20,000 State Street Bank and Trust Co. 09/18/24 10
USD 79,618 EUR 74,000 UBS AG 09/18/24 63
USD 70,433 GBP 55,000 Deutsche Bank AG 09/18/24 867
USD 106,479 JPY 16,475,056 State Street Bank and Trust Co. 09/18/24 2,828
24,083
USD 28,626 MXN 545,948 Barclays Bank plc 09/18/24 (848)
$ 23,235
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares Russell 2000 ETF ...................... 23 07/19/24 USD 208.00 USD 467 $ 3,554
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 1,154 $ 8,608

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.54% At Termination Barclays Bank plc 10/16/24 4 .54 % USD 8,950 $ 11,662
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.54% At Termination
Goldman Sachs
International 10/16/24 4 .54 USD 4,487 5,847
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.91% Annual Deutsche Bank AG 05/24/27 3 .91 USD 46 2,491
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.99% Annual Deutsche Bank AG 05/28/27 3 .99 USD 26 1,479
21,479
Put
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual
Goldman Sachs
International 10/17/24 4 .43 USD 719 3,500
30-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual Citibank NA 12/18/24 3 .93 USD 219 6,188
10-Year Interest Rate Swap
(a)
3.91% Annual 1-day SOFR Annual Deutsche Bank AG 05/24/27 3 .91 USD 46 2,188
10-Year Interest Rate Swap
(a)
3.99% Annual 1-day SOFR Annual Deutsche Bank AG 05/28/27 3 .99 USD 26 1,152
13,028
$ 34,507
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.86% Annual 1-day SOFR Annual Deutsche Bank AG 09/12/24 3 .86 % USD 493 $ (6,280)
10-Year Interest Rate Swap
(a)
3.89% Annual 1-day SOFR Annual Citibank NA 09/13/24 3 .89 USD 247 (3,420)
10-Year Interest Rate Swap
(a)
3.83% Annual 1-day SOFR Annual Bank of America NA 09/17/24 3 .83 USD 123 (1,491)
1-Year Interest Rate Swap
(a)
. 3.84% At Termination 1-day SOFR At Termination Barclays Bank plc 10/16/24 3 .84 USD 8,950 (2,501)
1-Year Interest Rate Swap
(a)
. 3.84% At Termination 1-day SOFR At Termination
Goldman Sachs
International 10/16/24 3 .84 USD 4,487 (1,254)
10-Year Interest Rate Swap
(a)
3.95% Annual 1-day SOFR Annual Deutsche Bank AG 05/08/26 3 .95 USD 49 (2,383)
10-Year Interest Rate Swap
(a)
3.98% Annual 1-day SOFR Annual Bank of America NA 05/11/26 3 .98 USD 199 (10,090)
10-Year Interest Rate Swap
(a)
3.84% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 05/18/26 3 .84 USD 41 (1,852)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 05/18/26 3 .87 USD 42 (1,915)
10-Year Interest Rate Swap
(a)
3.91% Annual 1-day SOFR Annual Bank of America NA 05/22/26 3 .91 USD 61 (2,911)
(34,097)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Deutsche Bank AG 09/12/24 3 .86 USD 493 (8,518)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.89% Annual Citibank NA 09/13/24 3 .89 USD 247 (3,988)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.83% Annual Bank of America NA 09/17/24 3 .83 USD 123 (2,363)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Citibank NA 09/18/24 3 .86 USD 219 (4,298)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination
Goldman Sachs
International 10/17/24 5 .10 USD 6,030 (2,550)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.95% Annual Deutsche Bank AG 05/08/26 3 .95 USD 49 (1,836)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.98% Annual Bank of America NA 05/11/26 3 .98 USD 199 (7,353)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Annual
Morgan Stanley & Co.
International plc 05/18/26 3 .84 USD 41 (1,727)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 05/18/26 3 .87 USD 42 (1,692)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.91% Annual Bank of America NA 05/22/26 3 .91 USD 61 (2,412)
(36,737)
$ (70,834)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 1,082 $ 68,921 $ 69,158 $ (237)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 5.31% At Termination 07/31/24
(a)
09/18/24 USD 16,880 $ 89 $ — $ 89
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 16,880 372 — 372
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 16,880 327 — 327
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 16,880 378 — 378
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 16,000 407 — 407
1-day SOFR Annual 3.78% Annual N/A 06/18/34 USD 91 (1,326) — (1,326)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 90 1,796 — 1,796
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 126 1,846 — 1,846
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 90 1,469 — 1,469
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 45 662 — 662
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 19 475 — 475
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 73 339 (151) 490
2.50% Annual 6-mo. EURIBOR Semi-Annual N/A 05/14/54 EUR 48 607 (234) 841
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 19 500 — 500
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 17 445 — 445
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 11 (256) — (256)
$ 8,130 $ (385) $ 8,515
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.88% At Termination
UK Retail Price Index All
Items Monthly At Termination 06/15/29 GBP 80 $ 138 $ — $ 138
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.13% At Termination 06/15/29 EUR 210 13 — 13
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/01/29 USD 117 276 — 276
$ 427 $ — $ 427

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/29 USD 17 $ (437) $ (385) $ (52)
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .68
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 4,938,090 $ — $ 4,938,090
Common Stocks ......................................... 31,887 — — 31,887
Corporate Bonds ........................................ — 14,848,634 — 14,848,634
Foreign Agency Obligations ................................. — 492,576 — 492,576
Foreign Government Obligations .............................. — 1,482,929 — 1,482,929
Municipal Bonds ......................................... — 233,484 — 233,484
Non-Agency Mortgage-Backed Securities ........................ — 2,833,264 — 2,833,264
U.S. Government Sponsored Agency Securities .................... — 16,905,787 — 16,905,787
U.S. Treasury Obligations ................................... — 6,831,017 — 6,831,017
Short-Term Securities
Money Market Funds ...................................... 1,162,281 — — 1,162,281
Options Purchased
Equity contracts .......................................... 3,554 — — 3,554
Foreign currency exchange contracts ........................... — 8,608 — 8,608
Interest rate contracts ...................................... — 34,507 — 34,507

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Total Return Fund

Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (4,714,204) $ — $ (4,714,204)
$ 1,197,722 $ 43,894,692 $ — $ 45,092,414
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 24,083 $ — $ 24,083
Interest rate contracts ....................................... 14,316 10,097 — 24,413
Other contracts ........................................... — 427 — 427
Liabilities
Credit contracts ........................................... — (289) — (289)
Foreign currency exchange contracts ............................ — (848) — (848)
Interest rate contracts ....................................... (28,073) (72,416) — (100,489)
$ (13,757) $ (38,946) $ — $ (52,703)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
BRL Brazilian Real
CNH Chinese Yuan Offshore
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)